Total
Connors Hedged Equity Fund
FUND SUMMARY
Investment Objective
The Connors Hedged Equity Fund (the “Fund”) seeks to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Connors Hedged Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Connors Hedged Equity Fund Institutional Class
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.25%	[1]
Total Annual Fund Operating Expenses	4.05%
Management Fee Reductions and/or Expense Reimbursements	(2.90%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.15%	[1]
[1]	Connors Investor Services, Inc. (the “Adviser”) has contractually agreed, until March 31, 2024 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15% of the Fund’s average daily net assets of its Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2024, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Connors Hedged Equity Fund | Institutional Class | USD ($)	117	966	1,832	4,068

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 30%.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In an effort to reduce volatility and generate income, the Fund will also write call options on a portion of the equity securities in the Fund’s portfolio. An option is a financial instrument that gives the holder the right, but not the obligation, to buy or sell a security at an agreed-upon price (“exercise price”). A call option gives the holder the right to buy a security at the exercise price. In other words, the Fund will sell call options on securities that it owns, giving the buyer of the call option the right to purchase that security from the Fund at the exercise price in exchange for payment of a premium by the call option purchaser.

The Fund seeks to invest in a diversified portfolio of equity securities, primarily comprised of common stocks of U.S. large-capitalization (i.e., companies that have market capitalizations of greater than $10 billion at the time of initial purchase) and mid-capitalization companies (i.e., companies that have market capitalizations of between $2 billion and $10 at the time of initial purchase). The Fund typically invests in approximately 40-50 equity securities that are diversified among market sectors. In selecting securities for the Fund, the Adviser emphasizes companies that exhibit one or more of the following characteristics: fundamental quality (i.e., companies that have had consistent growth over a long period of time, typically maintain lower levels of leverage, and often pay dividends), strong profitability (i.e., companies that have relatively high operating margin, return on invested capital, and/or return on equity), strong free cash flow generation, and proven management teams (i.e., companies that are led by experienced executives). As a result of its investment strategy, the Fund may engage in frequent trading of portfolio securities. The Adviser may determine to sell an equity security if the company is exhibiting deteriorating fundamentals or technical breakdowns, if there has been an alteration of the Adviser’s initial investment thesis (i.e., there has been a change in the Adviser’s outlook with respect to a particular security), if the holding reaches targets set by the Adviser or the Adviser determines such targets are not likely to be reached in a timely manner, or if the Adviser identifies other, more attractive opportunities.

The Fund generally seeks to have call options written on between 25%-75% of the Fund’s equity holdings, but this can vary significantly depending upon the Adviser’s investment outlook or as a result of other factors such as significant inflows into the Fund or rising equity markets resulting in options being exercised and portfolio securities being called away.

Depending on market conditions, the Fund may purchase put options or utilize put spreads on large-cap, broad-based securities indexes (such as the S&P 500®) to seek to offset some of the risk of a potential decline in value of the Fund’s equity holdings. Buying a put option gives the Fund the right to sell a security, or in the case of an option on an index, sell the index, at the exercise price, thereby seeking to limit the Fund’s downside risk to the level of the exercise price. A put spread is an option strategy whereby the Fund purchases a put option and also sells a put option on the same underlying security or index at different exercise prices. By using this combination of option positions, the Adviser seeks to protect the Fund against a decline in the price of the underlying security or index, while using the premium from the sale of the put option as a way to offset some of the cost of purchasing the first option.

The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) in order to maintain liquidity or pending the selection of investments. Periodically, the Fund may also invest up to 100% of its assets in Money Market Instruments for temporary defensive purposes.

Principal Investment Risks
Performance Summary

The Fund recently commenced operations and therefore does not yet have performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 833-601-2676 or by visiting the Fund’s website at www.connorsinvestor.com/mutual-funds.